Leases - Lease Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Lease assets	$ 1,458	$ 1,447	$ 1,508
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	280	277
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	18	1
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	119	98
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	1,001	1,015
Head Office
Disclosure of operating segments [line items]
Lease assets	$ 40	$ 56